Income Taxes - Disclosure of difference between tax expenses and expected income taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Major components of tax expense (income) [abstract]
Combined statutory tax rate	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	$ (4,061,841)	$ (4,052,678)	$ (2,115,924)
Items not deductible for tax purposes	1,276,004	1,671,157	706,127
Difference in tax rate in other jurisdictions	(51,259)	(216,059)	(107,357)
Unrecognized deductible temporary differences and loss carryforwards	2,837,096	2,597,580	1,517,154
Deferred income tax expense (recovery)	$ 0	$ 0	$ 0